Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables Past Due and Impaired [Member] | Trade Receivables [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Increase (decrease) in allowance for impairment of trade receivables	$ 114,671	$ 124,120